TAXATION - Reconciliation of income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Income Tax Disclosure [Line Items]
Applicable tax rate	19.00%	19.00%	20.00%
Profit before income tax	$ 2,786	Rp 39,147	Rp 38,299	Rp 36,077
Less: consolidated income subject to final tax - net		(1,675)	(1,141)	(1,277)
Net		37,472	37,158	34,800
Income tax expense calculated at the Company’s applicable statutory tax rate		7,120	7,432	6,960
Difference in applicable statutory tax rate for subsidiaries		898	1,531	1,753
Non-deductible expenses		370	827	423
Final income tax expense		51	73	60
Deferred tax adjustment rate		210
Unrecognized deferred tax		201	323	(2)
Others		407	253	172
Net Income Tax Expense	$ 659	Rp 9,257	Rp 10,439	Rp 9,366
The company
Income Tax Disclosure [Line Items]
Applicable tax rate	19.00%	19.00%	20.00%	20.00%
Subsidiaries
Income Tax Disclosure [Line Items]
Applicable tax rate	25.00%	25.00%	22.00%